BUSINESS OVERVIEW AND BASIS OF PRESENTATION (Tables)	12 Months Ended
May 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF DESCRIPTION OF SUBSIDIARIES

Description of subsidiaries incorporated and controlled by the Company

Name	Background	Effective ownership

JBDI	British Virgin Islands company Incorporated on October 10, 2022 Issued and outstanding 10,000 ordinary shares for US$10,000 Investment holding Provision of investment holding	100% owned by JBDI Holdings

Jurong Barrels	Singaporean company Incorporated on November 17, 1983 Issued and outstanding 2,000,000 ordinary shares for S$2,000,000	100% owned by JBDI

JBD Systems	Singaporean company Incorporated on May 4, 2017 Issued and outstanding 100 ordinary shares for S$100	100% owned by Jurong Barrels